Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		$ 1,500,683	$ 1,906,222	$ 3,953,635
Less: allowance for credit losses				(259,690)
Total accounts receivable, net		1,121,225	1,541,917	3,693,945
Accounts receivable – non-current	[1]			138,613
Accounts receivable – current		$ 840,924	1,236,248	3,555,332
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable - related parties
Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable			1,906,222
Less: allowance for credit losses			(669,974)
Total accounts receivable, net			1,541,917
Accounts receivable – non-current	[1]
Accounts receivable – current			1,541,917
Previously Reported [Member] | Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable - related parties			$ 305,669

[1]	On November 11, 2022, the Company had one contract with customer with installment payment terms of up to 16 months. The difference between the contract price and the Company’s cash selling price of the same products are recognized as interest income over the term of the payments. As of December 31, 2023 and 2022, the account receivable of this client was $0 and $462,114, of which account receivable -non-current was $0 and $138,613, respectively. This contract terminated on July 12, 2023 and the Company recognized provision for credit loss of $193,795 from the termination.